SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	$ 8,035	$ 7,693
Additions		19
Translation differences	(75)	323
Gross amount end of period	7,960	8,035
Accumulated amortization	(1,833)	(1,732)
Net Book value	6,127	6,303
Software Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	400	365
Additions		19
Translation differences	(3)	16
Gross amount end of period	397	400
Accumulated amortization	(370)	(339)
Net Book value	27	61
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	1,477	1,418
Additions
Translation differences	(14)	59
Gross amount end of period	1,463	1,477
Accumulated amortization	(1,463)	(1,393)
Net Book value		84
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount beginning of period	6,158	5,910
Additions
Translation differences	(58)	248
Gross amount end of period	6,100	6,158
Accumulated amortization
Net Book value	$ 6,100	$ 6,158